Loans and financing	12 Months Ended
Dec. 31, 2023
Loans And Financing
Loans and financing

16.	Loans and financing

The breakdown of and changes in short and long-term loans and financing are as follows:

			2022										2023
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and premium	Total	Current	Non-current
Domestic currency contracts
Debentures (a)	06/2026	17.23%	640,046	431,973	1,072,019	886,000	-	(1,090,976)	164,954	(165,537)	-	585	867,045	347,614	519,431
Working capital (b)	10/2025	17.76%	76,710	39,071	115,781	-	-	(76,417)	13,345	(13,934)	-	-	38,775	36,632	2,143

Foreign currency contracts
Import financing (d)	05/2024	14.28%	77,193	-	77,193	-	-	(45,361)	8,415	(9,442)	(4,787)	-	26,018	26,018	-
ESN 2024 (e)	07/2024	3.75%	38,114	1,819,315	1,857,429	-	(14,894)	(1,639,173)	69,936	(56,007)	(26,525)	15	190,781	190,781	-
Spare Engine Facility (f)	09/2024	6.00%	30,265	93,963	124,228	-	-	(115,171)	3,338	(4,686)	(8,057)	348	-	-	-
Credit Facility (n)	11/2024	0.00%	-	-	-	104,377	-	(13,842)	2,199	-	146	-	92,880	92,880	-
Senior Notes 2025 (g)	01/2025	7.00%	98,919	3,372,353	3,471,272	-	-	(1,592,644)	138,950	(182,740)	(139,446)	5,772	1,701,164	48,352	1,652,812
Senior Secured Notes 2026 (h)	06/2026	8.00%	-	3,272,229	3,272,229	-	-	(2,007,389)	128,728	(125,675)	(101,462)	16,663	1,183,094	-	1,183,094
Senior Secured Amortizing Notes (i)	06/2026	4.76%	121,111	882,168	1,003,279	220,634	-	(161,868)	46,242	(44,883)	(79,089)	7,605	991,920	479,148	512,772
Loan Facility (j)	03/2028	6.71%	27,682	144,182	171,864	-	-	(159,198)	8,532	(10,191)	(12,274)	1,267	-	-	-
Senior Secured Notes 2028 (l)	03/2028	18.00%	-	-	-	7,363,736	-	(6,407,576)	740,357	(154,122)	(237,777)	-	1,304,618	4,346	1,300,272
ESSN 2028 (1) (m)	03/2028	18.00%	-	-	-	6,923,269	(3,409,360)	-	284,107	(177,697)	(117,959)	-	3,502,360	21,921	3,480,439
Perpetual bonds (2) (k)	-	8.75%	16,589	803,008	819,597	-	-	(79,615)	61,857	(65,182)	(51,723)	-	684,934	13,862	671,072
Total			1,126,629	10,858,262	11,984,891	15,498,016	(3,424,254)	(13,389,230)	1,670,960	(1,010,096)	(778,953)	32,255	10,583,589	1,261,554	9,322,035

			2021										2022
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and Goodwill	Total	Current	Non-current
Domestic currency contracts
Debentures (a)	10/2024	18.76%	109,519	1,055,249	1,164,768	-	-	(82,574)	187,332	(211,713)	-	14,206	1,072,019	640,046	431,973
Working capital (b)	10/2025	18.84%	48,239	9,757	57,996	110,000	-	(51,383)	10,447	(11,279)	-	-	115,781	76,710	39,071

Foreign currency contracts
Financing with Ex-lm Bank (c)	10/2022	3.56%	99,396	-	99,396	-	-	(91,231)	1,415	(988)	(9,931)	1,339	-	-	-
Import financing (d)	03/2023	11.59%	138,034	-	138,034	-	-	(51,889)	8,780	(8,669)	(9,063)	-	77,193	77,193	-
ESN 2024 (e)	07/2024	3.75%	40,764	1,947,463	1,988,227	-	(132,626)	-	207,028	(84,037)	(128,292)	7,129	1,857,429	38,114	1,819,315
Spare Engine Facility (f)	09/2024	6.00%	24,651	125,106	149,757	-	-	(17,321)	4,848	(3,478)	(9,860)	282	124,228	30,265	93,963
Senior Notes 2025 (g)	01/2025	7.00%	105,797	3,598,981	3,704,778	-	-	-	234,900	(239,917)	(237,683)	9,194	3,471,272	98,919	3,372,353
Senior Secured Notes 2026 (h)	06/2026	8.00%	-	3,451,977	3,451,977	-	-	-	268,457	(271,848)	(232,429)	56,072	3,272,229	-	3,272,229
Senior Secured Amortizing Notes (i)	06/2026	4.76%	-	-	-	1,003,279	-	-	-	-	-	-	1,003,279	121,111	882,168
Loan Facility (j)	03/2028	7.11%	50,471	218,040	268,511	-	-	(79,366)	11,372	(10,944)	(17,964)	255	171,864	27,682	144,182
Perpetual bonds (2) (k)	-	8.75%	17,743	858,843	876,586	-	-	-	69,533	(69,778)	(56,744)	-	819,597	16,589	803,008
Total			634,614	11,265,416	11,900,030	1,113,279	(132,626)	(373,764)	1,004,112	(912,651)	(701,966)	88,477	11,984,891	1,126,629	10,858,262

(1)	Exchangeable Senior Notes see Note 32.2.
(2)	On December 31, 2020, includes the removal of related parties, considering the securities issued by Gol Finance, held by GLA, totaling R$10,609, These securities were resold, so there is no elimination in the fiscal year ended December 31, 2023.

(a)	The debentures refer to: (i) 7th issuance in 3 series: 84,500 remaining titles by subsidiary GLA, originally in October 2018 for the early full settlement of the 6th issuance; and (ii) 8th issuance: 610,217 titles by subsidiary GLA in October 2021 aimed at refinancing short-term debt. The debentures have surety guarantees from the Company and real guarantees provided by GLA in the form of fiduciary assignment of certain credit card receivables, with the preservation of the rights to anticipate receivables from these guarantees. Both issuances were last renegotiated in September 2023, with changes in term, interest rate, reduction of collateral, and removal of other related obligations. On September 26, 2023, the Company renegotiated the 7th and 8th issuances, as mentioned in explanatory note 16.1.1.
(b)	Issuance of operations aimed at maintaining and managing the Company's working capital. The working capital guarantee is tied to credit card receivables.
(c)	Secured financing obtained by the subsidiary Gol Finance in August 2020, from Delta Airlines, secured through Smiles shares and other assets, fully settled in 2021.
(d)	Credit lines with private banks, used for financing the import of spare parts and aeronautical equipment. Guarantees are tied to CDB.
(e)	Issuance of Exchangeable Senior Notes ("ESN") by subsidiary Gol Finance in March, April, and July 2019, maturing in 2024, where the bondholders will have the right to exchange them for American Depositary Shares ("ADSs") of the Company.
(f)	Loan secured by the Company's own engines, maturing in 2024.
(g)	Issuances of Senior Notes 2025 by subsidiary Gol Finance in December 2017 and February 2018, for repurchase of Senior Notes and general purposes of the Company.
(h)	Issuances of Senior Secured Notes 2026 by subsidiary Gol Finance in December 2020, May, and September 2021, maturing in 2026. The SSN 2026 have guarantees tied to Smiles receivables.
(i)	Issuance of Senior Secured Amortizing Notes by subsidiary Gol Finance, in December 2022, January, April, June, and July 2023, maturing in 2025 (Series B) and 2026 (Series A), in exchange for the full compliance of certain aircraft lease payment obligations, which are under deferral agreement.
(j)	Loans secured by 3 engines as of December 31, 2023, executed between 2017 and 2020.
(k)	Issuance of Perpetual Bonds by subsidiary Gol Finance in April 2006 for financing aircraft acquisitions.
(l)	Issuance of Senior Secured Notes 2028 by subsidiary Gol Finance with Abra, between March and September 2023, maturing in 2028. See explanatory note 16.1.3.
(m)	Issuance of Exchangeable Senior Secured Notes ("ESSN") by subsidiary Gol Finance in September 2023, maturing in 2028. The ESSN 2028 have guarantees tied to Gol and Smiles intellectual property and Gol Spare Parts.
(n)	Credit line through the strategic cooperation agreement with AIR FRANCE -KLM ("AFKL"), maturing in 2024. See explanatory note 16.1.4.

On December 31, 2023 total loans and financing of the consolidated included funding costs and premiums totaling R$71,616 (R$178,706 on December 31, 2022) that will be amortized over the life of their loans and financing. The total also includes the fair value of the derivative financial instrument, referring to the convertibility of the ESN 2024, totaling R$9 on December 31, 2023 (R$17,753 on December 31, 2022). Due to its characteristics, the derivative financial instrument related to the convertibility of ESN 2028 is presented separately in the group of obligations with derivative transactions.

16.1.	New funding and renegotiations during the year ended on December 31, 2023

16.1.1.	Debentures

On September 26, 2023, General Bondholders' Meetings were held to deliberate on the change of maturity for the First Series, Second Series, Third Series of the 7th issuance, and the Single Series of the 8th issuance, from October 2024 to June 2026, with a new remuneration of CDI + 5.0% p.a., which can be redeemed early by the Company.

The outstanding balance of R$ 886,000 will be amortized in 30 monthly installments from January 2024 to June 2026. Settlement is subject to the Company establishing a receivables prepayment structure by January 25, 2024, and the funds obtained will be used obligatorily and primarily for the full payment of the corresponding principal amount of the issuances.

These renegotiations were assessed in accordance with IFRS 9 - "Financial Instruments", and met the definitions of contractual modification.

16.1.2.	Import Financing

During the year ended December 31, 2023 the Company, through its subsidiary GLA, raised funds and renegotiated the due dates of the import financing debt, impacting the interest rate, disclosed in table above. The remaining conditions of this operation remained unchanged. Such operations are part of a credit line maintained for engine maintenance, import financing in order to purchase spare parts and aircraft equipment. These renegotiations were assessed in accordance with IFRS 9, and did not meet the definitions for derecognition of liabilities.

16.1.3.	Senior Secured Amortizing Notes

On December 30, 2023 the Company issued Senior Secured Amortizing Notes in addition to replace those issued on December 30, 2022, as shown in the table below:

Operation	Amount		Costs, premiums, goodwill		Exchange	Maturity
Date	(US$ thousand)	(R$ thousand)	(US$ thousand)	(R$ thousand)	rate (a.a.)	Date
01/27/2023	6,993	35,499	365	1,826	5.0%	06/30/2026
04/20/2023	19,976	100,873	578	2,700	3.0%	06/30/2025
06/07/2023	9,000	44,207	214	1,160	3.0%	06/30/2025
07/19/2023	8,970	43,055	34	161	5.0%	06/30/2026
12/31/2023	-	-	(569)	(2,847)	-	-
Total	44,939	223,634	622	3,000

16.1.4.	Credit Facility

In October 2023, the Company announced the expansion of its strategic partnership with Air France – KLM. In November 2023, GOL received the amounts related to the credit line totaling US$25,000, with R$77,000 (US$16,000) coming from Air France and R$43,571 (US$9,000) from KLM, which fair value at initial recognition was R$72,892 (US$14,818 thousand) for Air France and R$41,438 (US$8,365 thousand) for KLM, with maturity in November 2024, without the incidence of interest.

16.1.5.	Senior Secured Notes and Exchangeable Senior Secured Notes 2028

In accordance with the controlling shareholder transaction disclosed in explanatory note 1.4, in February 2023, the Company and Abra signed the Support Agreement with Abra's commitment to invest in the Company from the issuance of Senior Secured Notes maturing in 2028.

For this purpose, Abra agreed to issue Senior Secured Notes ("SSNs") maturing in 2028, convertible into Exchangeable Senior Secured Notes ("ESSNs") maturing in 2028, and the Ad-Hoc Group agreed to exchange certain existing Senior Notes of the Company (ESN 2024, Senior Notes 2025, Senior Secured Notes 2026, and perpetual bonds) for the SSNs.

In March 2023, Abra issued the SSNs and entered into the Senior Secured Note Purchase Agreement with GOL as the guarantor and paying agent, GOL Finance as the issuer, and with the guarantee of Smiles Fidelidade S.A. On the same date, GOL issued Senior Secured Notes 2028 ("SSNs 2028") to Abra, which provide for an interest rate of 18.0% p.a., payable semi-annually, with 4.5% in cash coupons and 13.5% p.a. in PIK (payment in kind). SSNs 2028 are backed by intellectual property, system infrastructure, data, and Smiles loyalty program manuals, in addition to shared collateral with the Senior Secured Notes 2026.

Part of the issuance was used for the repurchase of 90.1% of ESN 2024, 47.3% of Senior Notes 2025, 61.4% of Senior Secured Notes 2026, and 9.9% of Perpetual Bonds, valued at a total amount of R$5,192,880. Considering the change in the creditor, these repayments were considered as a partial extinguishment, under the perspective of IFRS 9. In this context, the costs related to the issuance, as well as the difference between the carrying amount attributed to the portion derecognized due to the partial extinguishment of the repurchased securities and the nominal value of the new liability assumed, were recognized directly in the income statement, see explanatory note 30. In addition to the above-mentioned amounts, part of the issuance did not pass through the Company's cash flow, as it was directly transferred by Abra to pay the Company's obligations to suppliers.

Up to September 29, 2023, the Company issued R$6,494,496 to Abra, equivalent to US$1,258,031 thousand, in the form of Senior Secured Notes 2028, whose fair value at initial recognition amounted to R$6,934,269 (US$1,343,181 thousand). Since the transaction was conducted with Abra, the difference between the face value of the debt and the fair value was recognized directly in equity.

On the same date, the Company converted R$5,911,181 (US$1,180,442 thousand) of SSNs 2028 into Exchangeable Senior Secured Notes 2028 ("ESSNs 2028"), which may be converted into GOL preference shares by Abra and are subject to certain conditions precedent, which may or may not be met. The converted SSNs 2028 to ESSNs 2028 had a carrying amount of R$6,407,575 (US$1,279,570 thousand). These changes were assessed in accordance with to IFRS 9, and met the criteria for derecognition of the liability of the SSNs 2028, with the extinguishment of the original financial liability and recognition of a new financial liability for the ESSNs 2028.

The ESSNs 2028 issued on September 29, 2023, have the same maturity date and interest payment terms as the previously existing SSNs 2028 previously in force. In the context of this transaction, the Company issued a total of 1,008,166,796 subscription bonuses for preferred shares of the Company's issuance, with 991,951,681 subscribed for the purpose of future conversion of the ESSNs 2028, see explanatory note 25.3.

The Company conducted the initial measurement of the fair value of the financial liability, considering the revenue approach, resulting in the amount of R$6,789,995 (US$1,355,938 thousand). Since the transaction was carried out with Abra, the difference between the transaction price of the extinguished portion of the SSNs 2028 and the fair value was recognized directly in equity. On September 2023, the portion corresponding to the option to convert the bonds into shares at market value amounted to R$3,409,360 (US$680,837 thousand).

Between October 1, 2023, and December 31, 2023, the Company issued additional Senior Secured Notes 2028 to Abra in the total amount of R$407,990 (US$82,364 thousand), with a fair value at initial recognition totaling R$22,349 (US$4,550 thousand). Since the transaction was conducted with Abra, the difference between the nominal value of the debt and the fair value was recognized directly in equity.

16.2.	Loans and financing – Non-current

On December 31, 2023, the maturities of loans and financing recorded in non-current liabilities were as follows:

	2025	2026	2027	2028	Without maturity date	Total
In domestic currency
Debentures	345,879	173,552	-	-	-	519,431
Working capital	2,143	-	-	-	-	2,143
In foreign currency
Senior Notes 2025	1,652,812	-	-	-	-	1,652,812
Senior Secured Notes 2026	-	1,183,094	-	-	-	1,183,094
Senior Secured Amortizing Notes	376,994	135,778	-	-	-	512,772
Senior Secured Notes 2028	-	-	-	1,300,272	-	1,300,272
ESSN 2028	-	-	-	3,480,439	-	3,480,439
Perpetual Bonds	-	-	-	-	671,072	671,072
Total	2,377,828	1,492,424	-	4,780,711	671,072	9,322,035

16.3.	Fair value

The fair value of loans and financing as of December 31, 2023, is as follows:

	Book value (*)	Fair value
Debentures	867,045	867,045
ESN 2024	190,781	155,799
Senior Notes 2025	1,701,164	563,671
Senior Secured Notes 2026	1,183,094	439,994
Senior Secured Amortizing Notes	991,920	622,424
Senior Secured Notes 2028	1,304,618	392,065
ESSN 2028	3,502,360	1,879,613
Perpetual bonds	684,934	217,884
Other loans and financing	157,673	157,673
Total	10,583,589	5,296,168
(*)	Total net of funding costs.

16.4.	Covenants

The Company has covenants in the Debentures and the Senior Secured Amortizing Notes.

On December 31, 2023, the Company was in compliance with the indicators stipulated in the 7th and 8th issuances' agreements. The next measurement obligation is scheduled for June 2024.

In the operation of the Senior Secured Amortizing Notes, the Company adheres to fulfilling collateral conditions related to receivables on a quarterly basis. As of December 31, 2023, the Company held GLA receivables as collateral for this contract, meeting the contractual conditions. The next measurement will be in June 2024.